OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and related accruals	$ 2,881	$ 2,646
Accrued expenses	4,922	1,711
Other accounts payable and accrued expenses	$ 7,803	$ 4,357